Vessels, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 4 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	271,703	(98,846)	172,857
Disposals	(232,920)	16,777	(216,143)
Balance June 30, 2023	$4,330,933	$(596,890)	$3,734,043

The above balances as of June 30, 2023 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960
Additions/ (Depreciation)	110,220	(87,232)	22,988
Disposals	(176,846)	15,686	(161,160)
Balance June 30, 2023	$3,691,277	$(577,489)	$3,113,788

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$534,247	$(8,878)	$525,369
Additions/ (Depreciation)	161,483	(11,614)	149,869
Transfers to owned vessels	(56,074)	1,091	(54,983)
Balance June 30, 2023	$639,656	$(19,401)	$620,255

Right-of-use asset under finance leases are calculated at an amount equal to the finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. Following the declaration of the Company’s option to extend the charter period of the Navios Amber for one year commencing in May 2023, the corresponding right-of-use asset under finance lease was increased by $1,877, upon remeasurement of the finance lease liability, to $46,663 (see Note 6 – Borrowings).

During the six month periods ended June 30, 2023 and 2022, the Company capitalized certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation, scrubber system installation, and other improvements that amounted to $21,342 and $6,274, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows (see Note 12 – Transactions with related parties and affiliates).

Acquisition of Vessels

2023

On June 21, 2023, Navios Partners took delivery of the Navios Amethyst, a 2023-built Capesize vessel of 182,212 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right of use asset at $63,690, being an amount equal to the initial measurement of the finance lease liability (see Note 6- Borrowings) increased by the amount of $2,346, which was prepaid before the lease commencement.

On April 27, 2023, Navios Partners took delivery of the Navios Sakura, a 2023-built Capesize vessel of 182,169 dwt , from an unrelated third party by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right of use asset at $49,770, being an amount equal to the initial measurement of the finance lease liability (see Note 6- Borrowings) increased by the amount of $2,579, which was prepaid before the lease commencement.

 On March 29, 2023, Navios Partners took delivery of the Navios Altair, a 2023-built Capesize vessel of 182,115 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $45,934 being an amount equal to the initial measurement of the finance lease liability (see Note 6 – Borrowings) increased by the amount of $2,815, which was prepaid before the lease commencement.

On March 6, 2023, Navios Partners paid an amount of $42,879 (including $1,600 related to the scrubber system installation) and acquired from an unrelated third party, the Navios Felix, a 2016-built scrubber-fitted Capesize vessel of 181,221 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $53,232.

On February 5, 2023, Navios Partners took delivery of the Navios Meridian, a 2023-built Panamax vessel of 82,010 dwt, from an unrelated third party, for an acquisition cost of $35,605.

Sale of Vessels

2023

On May 16, 2023, Navios Partners sold the Serenitas N, a 2011-built Ultra-Handymax vessel of 56,644 dwt, to an unrelated third party, for a net sales price of $12,005.

On May 4, 2023, Navios Partners sold the Navios Libertas, a 2007-built Panamax vessel of 75,511 dwt, to an unrelated third party, for a net sales price of $13,524.

On May 3, 2023, Navios Partners sold the Navios Anthos, a 2004-built Panamax vessel of 75,798 dwt, to an unrelated third party, for a net sales price of $10,780.

On April  5, 2023, Navios Partners sold the Aurora N, a 2008-built LR1 Product Tanker vessel of 63,495 dwt, to an unrelated third party, for a net sales price of $21,875.

On March 3, 2023, Navios Partners sold the Nave Photon, a 2008-built VLCC vessel of 297,395 dwt, to an unrelated third party, for a net sales price of $52,000.

On February 7, 2023, Navios Partners sold the Navios Prosperity I, a 2007-built Panamax vessel of 75,527 dwt, to an unrelated third party, for a net sales price of $13,337.

On February 3, 2023, Navios Partners sold the Jupiter N, a 2011-built Post-Panamax vessel of 93,062 dwt, to an unrelated third party, for a net sales price of $16,096.

On January 26, 2023, Navios Partners sold the Star N, a 2009-built MR1 Product Tanker vessel of 37,836 dwt, to an unrelated third party, for a net sales price of $17,738.

On January 26, 2023, Navios Partners sold the Navios Amaryllis, a 2008-built Ultra-Handymax vessel of 58,735 dwt, to an unrelated third party, for a net sales price of $14,798.

On January 24, 2023, Navios Partners sold the Nave Polaris, a 2011-built Chemical Tanker vessel of 25,145 dwt, to an unrelated third party, for a net sales price of $14,909.

On January 17, 2023, Navios Partners sold the Nave Dorado, a 2005-built MR2 Product Tanker vessel of 47,999 dwt, to an unrelated third party, for a net sales price of $15,313.

On January 9, 2023, Navios Partners sold the Nave Cosmos, a 2010-built Chemical Tanker vessel of 25,130 dwt, to an unrelated third party, for a net sales price of $13,464.

Following the sale of the above vessels during the six month period ended June 30, 2023, the aggregate amount of $43,601 (including the aggregate remaining carrying balance of dry-dock and special survey cost of $11,078) was presented under the caption “Gain on sale of vessels, net” in the condensed Consolidated Statements of Operations and condensed Consolidated Statements of Cash Flows.

Vessels agreed to be sold

On May 10, 2023, Navios Partners agreed to sell the Lumen N, a 2008-built LR1 vessel of 63,599 dwt, to an unrelated third party, for a net sales price of $21,583. The sale was completed on July 7, 2023. The aggregate net carrying amount of the vessel amounted to $14,246 at the date of the sale. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of June 30, 2023.